SCHEDULE OF SEGMENT REPORTING, INFORMATION ON REVENUES AND LONG-LIVED ASSETS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Revenue from External Customer [Line Items]
Total revenue	$ 203,249	$ 159,899	$ 402,548	$ 311,603
Total long-lived assets	458,161		458,161		$ 419,307
Total operating income	17,858	21,995	36,373	42,103
Production Services [Member]
Revenue from External Customer [Line Items]
Total revenue	139,034	95,358	272,224	187,471
Total long-lived assets	308,746		308,746		290,765
Total operating income	20,217	23,192	41,545	44,514
Drilling and Evaluation Services [Member]
Revenue from External Customer [Line Items]
Total revenue	64,215	64,541	130,324	124,132
Total long-lived assets	137,193		137,193		115,241
Total operating income	8,334	9,413	16,202	14,892
Total Reportable Segments [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	445,939		445,939		406,006
Total operating income	28,551	32,605	57,747	59,406
Unallocated Assets [Member]
Revenue from External Customer [Line Items]
Total long-lived assets	12,222		12,222		$ 13,301
Unallocated Expenses [Member]
Revenue from External Customer [Line Items]
Total operating income	$ (10,693)	$ (10,610)	$ (21,374)	$ (17,303)